UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        July 12, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $202,657
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                     OF                  VALUE   SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP     (X$1000) PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
INTERNATIONAL BUSINESS MACHINE      COM   459200101      8,410      43,000   SH      SOLE                  43,000
PHILIP MORRIS INTERNATIONAL         COM   718172109      7,417      85,000   SH      SOLE                  85,000
CATERPILLAR TRACTOR CO              COM   149123101      7,095      83,555   SH      SOLE                  83,555
WAL-MART STORES                     COM   931142103      6,922      99,284   SH      SOLE                  99,284
ABBOTT LABS                         COM   002824100      6,744     104,600   SH      SOLE                 104,600
AMERICAN EXPRESS COMPANY            COM   025816109      6,694     115,000   SH      SOLE                 115,000
SCHLUMBERGER LTD                    COM   806857108      6,472      99,700   SH      SOLE                  99,700
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206      6,379      94,600   SH      SOLE                  94,600
INTEL CORP                          COM   458140100      6,316     237,000   SH      SOLE                 237,000
EXXON MOBIL CORPORATION             COM   30231G102      6,229      72,800   SH      SOLE                  72,800
UNION PACIFIC CORPORATION           COM   907818108      6,168      51,700   SH      SOLE                  51,700
PEPSICO INCORPORATED                COM   713448108      5,964      84,400   SH      SOLE                  84,400
PROCTER & GAMBLE CO                 COM   742718109      5,617      91,700   SH      SOLE                  91,700
BERKSHIRE HATHAWAY                  COM   084670108      5,498          44   SH      SOLE                      44
VISA INC/A                          COM   92826C839      5,230      42,300   SH      SOLE                  42,300
ORACLE CORP                         COM   68389X105      4,782     161,000   SH      SOLE                 161,000
JM SMUCKER CO                       COM   832696405      4,765      63,100   SH      SOLE                  63,100
GENERAL ELECTRIC COMPANY            COM   369604103      4,716     226,300   SH      SOLE                 226,300
BHP BILLITON LTD - SPON ADR         ADR   088606108      4,469      68,440   SH      SOLE                  68,440
LOWE'S CORP                         COM   548661107      4,437     156,000   SH      SOLE                 156,000
3M COMPANY                          COM   88579Y101      4,274      47,700   SH      SOLE                  47,700
YUM BRANDS INC                      COM   988498101      4,122      63,990   SH      SOLE                  63,990
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406      4,056      91,900   SH      SOLE                  91,900
ILLINOIS TOOL WORKS                 COM   452308109      4,020      76,000   SH      SOLE                  76,000
VERISK ANALYTICS INC - CLASS A      COM   92345Y106      3,985      80,900   SH      SOLE                  80,900
AMETEK INC                          COM   031100100      3,823      76,600   SH      SOLE                  76,600
MERCK & CO.                         COM   58933Y105      3,820      91,500   SH      SOLE                  91,500
BP P.L.C.                           ADR   055622104      3,639      89,766   SH      SOLE                  89,766
PFIZER INC                          COM   717081103      3,581     155,700   SH      SOLE                 155,700
FRANKLIN RESOURCES                  COM   354613101      3,563      32,100   SH      SOLE                  32,100
TARGET CORP                         COM   87612E106      3,456      59,400   SH      SOLE                  59,400
MEAD JOHNSON NUTRITION CO           COM   582839106      3,084      38,300   SH      SOLE                  38,300
COVIDIEN LTD                        COM   G2554F113      3,028      56,600   SH      SOLE                  56,600
CISCO SYSTEMS INC                   COM   17275R102      2,976     173,300   SH      SOLE                 173,300
EMERSON ELECTRIC CO                 COM   291011104      2,548      54,700   SH      SOLE                  54,700
ECOLAB INC                          COM   278865100      2,370      34,582   SH      SOLE                  34,582
KOHL'S CORP                         COM   500255104      2,284      50,200   SH      SOLE                  50,200
PRAXAIR INC                         COM   74005P104      2,283      21,000   SH      SOLE                  21,000
CME GROUP INC                       COM   12572Q105      2,199       8,200   SH      SOLE                   8,200
EXPRESS SCRIPTS HOLDING CO          COM   30219G108      2,130      38,151   SH      SOLE                  38,151
ENSCO PLC-CL A                    SHS CLASG3157S106      2,109      44,900   SH      SOLE                  44,900
ENBRIDGE INC.                       COM   29250N105      2,092      52,400   SH      SOLE                  52,400
HOSPIRA INC                         COM   441060100      1,857      53,100   SH      SOLE                  53,100
AVON PRODUCTS                       COM   054303102      1,796     110,800   SH      SOLE                 110,800
TEVA PHARMACEUTICAL INDUSTRIES LTD  ADR   881624209      1,763      44,700   SH      SOLE                  44,700
ALERE INC                           COM   01449J105      1,753      90,200   SH      SOLE                  90,200
ITC HOLDINGS CORP                   COM   465685105      1,571      22,800   SH      SOLE                  22,800
WEATHERFORD INTERNATIONAL           COM   H27013103      1,471     116,500   SH      SOLE                 116,500
HEWLETT-PACKARD CO.                 COM   428236103      1,386      68,900   SH      SOLE                  68,900
FLOWSERVE CORP                      COM   34354P105      1,297      11,300   SH      SOLE                  11,300


GRAND TOTALS                                            202,657  3,935,712

